UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust
(Exact name of registrant as specified in charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521
(Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901
(Name and address of agent for service)

(440) 922-0066

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Rareview 2x Bull Cryptocurrency & Precious Metals ETF
BEGS | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Rareview 2x Bull Cryptocurrency & Precious Metals ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/. You can also request this information by contacting us at 1-888-783-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	$42	0.99%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,638,431
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of Net Assets)
Money Market Funds	29.8%
Total Return Swaps	7.7%
Cash & Other	62.5%

Top 10 Issuers	(% of Net Assets)
First American Government Obligations Fund	29.8%
SPDR Gold Shares	4.9%
iShares Silver Trust	3.0%
iShares Ethereum Trust ETF	0.6%
iShares Bitcoin Trust ETF	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your documents not be householded, please contact Rareview Capital LLC at 1-888-783-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Rareview Capital LLC or your financial intermediary.
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	PAGE 1	TSR-SAR-19423L433

Rareview Government Money Market ETF
RMME | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Rareview Government Money Market ETF for the period of December 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://rareviewcapital.com/government-money-market-etf/. You can also request this information by contacting us at 1-888-783-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Rareview Government Money Market ETF	$10	0.30%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
†	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$26,087,585
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Bills	99.6%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United States Treasury Bill	99.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rareviewcapital.com/government-money-market-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your documents not be householded, please contact Rareview Capital LLC at 1-888-783-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Rareview Capital LLC or your financial intermediary.
Rareview Government Money Market ETF	PAGE 1	TSR-SAR-19423L391

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Rareview 2x Bull Cryptocurrency & Precious Metals ETF (BEGS)
Rareview Government Money Market ETF (RMME)
Semi-Annual Financial Statements and Other Information
March 31, 2026 (Unaudited)

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 29.8%
First American Government Obligations Fund - Class X, 3.58%(a)(b)	1,083,419	$1,083,419
TOTAL MONEY MARKET FUNDS (Cost $1,083,419)		1,083,419
TOTAL INVESTMENTS - 29.8% (Cost $1,083,419)		$1,083,419
Other Assets in Excess of Liabilities - 70.2%		2,555,012
TOTAL NET ASSETS - 100.0%		$3,638,431

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

Rareview 2x Bull CryptoCurrency & Precious Metals ETF
Consolidated Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
iShares Bitcoin Trust ETF	Clear Street LLC	Receive	OBFR + 3.00%	Quarterly	02/09/2027	$2,729,818	$(28,295)
iShares Ethereum Trust ETF	Clear Street LLC	Receive	OBFR + 3.00%	Quarterly	02/09/2027	899,366	20,211
iShares Silver Trust	Clear Street LLC	Receive	OBFR + 0.90%	Quarterly	02/09/2027	1,004,384	108,069
SPDR Gold Shares	Clear Street LLC	Receive	OBFR + 0.90%	Quarterly	02/09/2027	2,619,606	178,904
Net Unrealized Appreciation (Depreciation)							$278,889

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

Rareview Government Money Market ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 99.6%
3.61%, 04/02/2026(a)	$6,260,000	$6,259,369
3.61%, 04/16/2026(a)	6,260,000	6,250,542
3.63%, 04/30/2026(a)	4,600,000	4,586,550
3.62%, 05/14/2026(a)	3,650,000	3,634,129
3.62%, 05/28/2026(a)	2,650,000	2,634,739
3.64%, 06/18/2026(a)	2,650,000	2,629,347
TOTAL U.S. TREASURY BILLS (Cost $25,995,221)		25,994,676
TOTAL INVESTMENTS - 99.6% (Cost $25,995,221)		$25,994,676
Other Assets in Excess of Liabilities - 0.4%		92,909
TOTAL NET ASSETS - 100.0%		$26,087,585

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

RAREVIEW ETFs
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Rareview 2x Bull Cryptocurrency & Precious Metals ETF (Consolidated)	Rareview Government Money Market ETF
ASSETS:
Investments, at value	$ 1,083,419	$ 25,994,676
Cash	2,190,000	92,450
Receivable for swap contracts, net	278,889	—
Receivable from Advisor	115,509	28,581
Receivable for investments sold	6,204	—
Dividends receivable	4,124	—
Prepaid expenses and other assets	132	601
Total assets	3,678,277	26,116,308
LIABILITIES:
Payable for audit fees	13,709	8,464
Payable for fund administration and accounting fees	11,569	13,896
Payable for printing and mailing	5,681	1,750
Payable for custodian fees	3,188	1,137
Payable for expenses and other liabilities	2,163	452
Payable to directors	1,548	1,723
Payable for expenses and other liabilities	1,988	1,301
Total liabilities	39,846	28,723
NET ASSETS	$ 3,638,431	$ 26,087,585
Net Assets Consists of:
Paid-in capital	$ 3,604,081	$ 26,014,349
Total distributable earnings	34,350	73,236
Total net assets	$ 3,638,431	$ 26,087,585
Net assets	$ 3,638,431	$ 26,087,585
Shares issued and outstanding(a)	200,000	260,000
Net asset value per share	$18.19	$100.34
Cost:
Investments, at cost	$ 1,083,419	$ 25,995,221
LOANED SECURITIES:

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

RAREVIEW ETFs
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	Rareview 2x Bull Cryptocurrency & Precious Metals ETF (Consolidated)	Rareview Government Money Market ETF(a)
INVESTMENT INCOME:
Dividend income	$35,327	$—
Interest income	—	277,597
Total investment income	35,327	277,597
EXPENSES:
Fund administration and accounting fees	45,318	27,627
Audit fees	25,954	8,464
Investment advisory fee	25,571	14,986
Custodian fees	17,717	2,268
Legal fees	12,194	14,541
Compliance fees	4,383	2,849
Trustees’ fees	3,468	2,233
Reports to shareholders	2,718	6,401
Federal and state registration fees	150	—
Other expenses and fees	4,294	1,254
Total expenses	141,767	80,623
Expense reimbursement by Advisor	(116,196)	(58,012)
Net expenses	25,571	22,611
NET INVESTMENT INCOME	9,756	254,986
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	8
Swap contracts	(1,185,842)	—
Net realized gain (loss)	(1,185,842)	8
Net change in unrealized appreciation (depreciation) on:
Investments	—	(545)
Swap contracts	(683,770)	—
Net change in unrealized appreciation (depreciation)	(683,770)	(545)
Net realized and unrealized gain (loss)	(1,869,612)	(537)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,859,856)	$ 254,449

(a)	Inception date of the Fund was December 1, 2025.
The accompanying notes are an integral part of these financial statements.

5

RAREVIEW ETFs
Statements of Changes in Net Assets

	Rareview 2x Bull Cryptocurrency & Precious Metals ETF (Consolidated)		Rareview Government Money Market ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)	Period Ended March 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$9,756	$12,270	$254,986
Net realized gain (loss)	(1,185,842)	942,983	8
Net change in unrealized appreciation (depreciation)	(683,770)	962,659	(545)
Net increase (decrease) in net assets from operations	(1,859,856)	1,917,912	254,449
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,976,496)	—	(181,213)
Total distributions to shareholders	(1,976,496)	—	(181,213)
CAPITAL TRANSACTIONS:
Shares sold	2,057,870	4,692,213	26,014,349
Shares redeemed	(1,197,186)	—	—
ETF transaction fees	1,628	2,346	—
Net increase (decrease) in net assets from capital transactions	862,312	4,694,559	26,014,349
NET INCREASE (DECREASE) IN NET ASSETS	(2,974,040)	6,612,471	26,087,585
NET ASSETS:
Beginning of the period	6,612,471	—	—
End of the period	$3,638,431	$ 6,612,471	$ 26,087,585
SHARES TRANSACTIONS
Shares sold	90,000	170,000	260,000
Shares redeemed	(60,000)	—	—
Total increase (decrease) in shares outstanding	30,000	170,000	260,000

(a)	Inception date of the Fund was February 6, 2025.
(b)	Inception date of the Fund was December 1, 2025.
The accompanying notes are an integral part of these financial statements.

6

Rareview 2x Bull Cryptocurrency & Precious Metals ETF (Consolidated)
Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$38.90	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.10
Net realized and unrealized gain (loss) on investments(c)	(9.79)	13.78
Total from investment operations	(9.74)	13.88
Net investment income	(10.98)	—
Total distributions	(10.98)	—
ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$18.19	$38.90
TOTAL RETURN(d)	−30.16%	55.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,638	$6,612
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	5.49%	19.60%
After expense reimbursement/recoupment(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	0.38%	0.54%
Portfolio turnover rate(d)(f)	0%	0%

(a)	Inception date of the Fund was February 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Rareview Government Money Market ETF
Financial Highlights

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.10
Net realized and unrealized gain (loss) on investments(c)	0.02
Total from investment operations	1.12
Net investment income	(0.78)
Total distributions	(0.78)
Net asset value, end of period	$100.34
TOTAL RETURN(d)	1.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,088
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.07%
After expense reimbursement/recoupment(e)	0.30%
Ratio of net investment income (loss) to average net assets(e)	3.37%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
(1) ORGANIZATION
Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview 2x Bull Cryptocurrency & Precious Metals ETF and the Rareview Government Money Market ETF (each a “Fund” and collectively, the “Funds”).
The Rareview 2x Bull Cryptocurrency & Precious Metals ETF commenced operations on February 6, 2025, and is a non-diversified actively-managed exchange-traded fund. The Fund’s investment objective is long-term capital appreciation.
The Rareview Government Money Market ETF commenced operations on December 1, 2025, and is a diversified actively-managed exchange-traded fund. The Fund’s investment objective is to seek current income consistent with capital preservation while maintaining liquidity.
Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A.
Investment Valuations. The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Rareview Capital, LLC (the “Advisor”) as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

9

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets that a Fund has the ability to access.
Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable pricing inputs at the measurement date (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the ETF is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, at the mean between bid and asked price quotations from market makers, provided by a pricing service at a price received from the counterparty to the swap, and are generally categorized as Level 2 securities in the fair value hierarchy.
The Funds did not hold any Level 3 investments as of March 31, 2026.
The following tables provide the fair value measurement as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Schedule of Investments:
Rareview 2X Bull Cryptocurrency & Precious Metals ETF

Description	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$ 1,083,419	$—	$ —	$1,083,419
Total Assets	$ 1,083,419	$—	$—	$1,083,419
Other Financial Instruments:
Total Return Swaps*	$—	$307,184	$—	$307,184
Total Other Financial Instruments:	$—	$307,184	$—	$307,184
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(28,295)	$—	$(28,295)
Total Other Financial Instruments:	$—	$(28,295)	$—	$(28,295)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of March 31, 2026.

10

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Rareview Government Money Market ETF

Description	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$25,994,676	$ —	$25,994,676
Total Investments	$—	$25,994,676	$—	$25,994,676

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C.
Security Transactions and Related Income. Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non- U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invests.

D.
Dividends and Distributions to Shareholders. Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on NAV per share.
E.
Allocation of Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

F.
Derivative Instruments. All open derivative positions at year end are reflected on the Schedule of Investments. The following is a description of the derivative instruments utilized by the Rareview 2x Bull Cryptocurrency & Precious Metals ETF, including the primary underlying risk exposure related to each instrument type.

Swap Contracts:
The Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of

11

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.
Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Fund expects to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The following table presents the gross total return swap assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Rareview 2x Bull Cryptocurrency & Precious Metals ETF as of March 31, 2026.
Rareview 2X Bull Cryptocurrency & Precious Metals ETF:

Counterparty	Total Return Swap Assets	Total Return Swap Liabilities	Net Total Return Swap Assets*
Clear Street LLC	$307,184	$28,295	$278,889

*	Statement of Asset and Liabilities Location: Net unrealized depreciation on total return swap contracts.
The average monthly notional amount of the total return swap contracts during the period ended March 31, 2026 was $9,681,527.
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2026:
Rareview 2X Bull Cryptocurrency & Precious Metals ETF:

	Assets	Liabilities
	Unrealized Appreciation on Total Return Swap Contracts	Unrealized Depreciation on Total Return Swap Contracts
Precious Metals Risk	$286,973	$—
Cryptoasset Risk	20,211	(28,295)

12

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2026:
Rareview 2X Bull Cryptocurrency & Precious Metals ETF:

	Net Realized Gain (Loss) on Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts
Precious Metals Risk	$2,115,929	$ 667,609
Cryptoasset Risk	(3,301,771)	16,161

The Rareview Government Money Market ETF did not have swap contracts during the period ended March 31, 2026.
G.
Consolidation of Subsidiary. The Rareview 2x Bull Cryptocurrency & Precious Metals ETF may invest up to 25% of its total assets in its subsidiary, Rareview Capital BEGS CFC LLC (“Subsidiary”). The Subsidiary is wholly-owned and controlled by the Fund and was formed under the laws of the Cayman Islands. The Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund. The Subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund will generally invest in derivatives, including total return swap contracts, and other investments intended to serve as margin or collateral for total return swap contracts. The inception date of the Subsidiary was February 6, 2025. As of March 31, 2026, the net assets of the Fund were $3,638,431, of which $319,884, or approximately 8.79%, represented the Fund’s ownership of the shares of the Subsidiary.

H.
Segment Reporting. Management has evaluated the impact of adopting Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the Chief Operating Decision Maker and reviews investment performance and resource allocations, while the Chief Financial Officer of the Advisor monitors expenses and financial results using the information presented in the financial statements and financial highlights.

I.
Accounting Pronouncements. In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

(3) INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES
A.
Investment Advisory Fees. Rareview Capital, LLC serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of each Fund. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Fund	Management Fee Rate
Rareview 2X Bull Cryptocurrency & Precious Metals ETF	0.99%
Rareview Government Money Market ETF	0.20%

13

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Tuttle Capital Management LLC, (“Tuttle”) serves as subadvisor for the Rareview 2X Bull Cryptocurrency & Precious Metals ETF and is paid for its services directly by the Advisor, not the Fund. Tuttle is paid 0.495% of the net management fees.
In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front- end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the total annual operating expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (each an “Expense Cap,” and collectively, the “Expense Caps”) ..

Fund	Expense Cap
Rareview 2X Bull Cryptocurrency & Precious Metals ETF	0.99%
Rareview Government Money Market ETF	0.30%

The Expense Cap for Rareview Government Money Market ETF will remain in effect through at least January 31, 2027, and the Expense Cap for Rareview 2X Bull Cryptocurrency & Previous Metals ETF will remain in effect through at least February 6, 2027. The Expense Caps may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap is available in the “Management” section of the Fund’s prospectus.
The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the Funds for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.
As of March 31, 2026, the remaining cumulative amounts that may be recouped by the Advisor, on behalf of the Funds, are shown in the following table. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

Expiration	Rareview 2X Bull Cryptocurrency & Precious Metals ETF	Rareview Government Money Market ETF
September 30, 2028	$184,923	$—
March 31, 2029	116,196	58,012
Total	$301,119	$ 58,012

B.
Administration, Custodian, Transfer Agent and Accounting Fees. U.S. Bank Global Fund Services, LLC serves as the sub-administrator, fund accountant, and transfer agent for the Funds. U.S. Bank National Association serves as the custodian of the Funds.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pay CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.
C.
Distribution and Shareholder Services Fees. Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D.	Compliance Services. Beacon Compliance Consulting, Inc. provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.
E.	Treasurer Fees. The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis.

14

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
F.
General. Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) INVESTMENT TRANSACTIONS
During the period ended March 31, 2026, there were no purchases or sales of long-term securities, or purchases or sales of in-kind transactions associated with creations and redemptions for the Funds.
(5) CAPITAL SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 10,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.
Shares are issued and redeemed by the Funds only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in shares for the Funds are disclosed in detail on the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Funds generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of a Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Funds are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Rareview 2X Bull Cryptocurrency & Precious Metals ETF	$250	2.00%
Rareview Government Money Market ETF	$250	2.00%

(a)	As a percentage of the amount invested.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in- kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.
As of March 31, 2026, there were no unsettled in-kind capital transactions for the Funds.
(6) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended March 31, 2026, and the year ended September 30, 2025 as applicable, were as follows:
Rareview 2X Bull Cryptocurrency & Precious Metals ETF:

	March 31, 2026	September 30, 2025
Distributions paid from:
Ordinary income	$1,976,496	$ —
Long-term capital gain[1]	$1,976,496	$—

15

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Rareview Government Money Market ETF:

	March 31, 2026	September 30, 2025
Distributions paid from:
Ordinary income	$181,213	$ —
Long-term capital gain[1]	—	—
	$181,213	$—

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).
The components of accumulated earnings (losses) on a tax basis of the most recent fiscal year ended September 30, 2025, were as follows:

	Rareview 2X Bull Cryptocurrency & Precious Metals ETF	Rareview Government Money Market ETF[1]
Cost of investments	$ 2,653,918	$ —
Gross tax unrealized appreciation	1,079,125	—
Gross tax unrealized depreciation	(116,466)	—
Net unrealized appreciation (depreciation)	962,659	—
Undistributed ordinary income	1,976,496	—
Undistributed long term capital gain	—	—
Total distributable earnings	1,976,496	—
Other accumulated gain/(loss)	(44,848)	—
Total distributable accumulated earnings (losses)	$ 2,894,307	$—

[1]	The inception date of the Fund was December 1, 2025.
(7) FEDERAL INCOME TAXES
It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.
Management of the Funds have reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
During the period ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any interest or penalties. As of the period ended March 31, 2026, the Funds did not have capital loss carry-forward and deferred post-October and late year losses.
(8) INVESTMENT RISKS
ETF Risk. The NAV of each Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

16

RAREVIEW ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.
Additional investment risks are outlined in each Fund’s prospectus.
(9) SUBSEQUENT EVENTS
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

17

RAREVIEW ETFs
APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT
March 31, 2026 (Unaudited)
Rareview Government Money Market ETF
Approval of the Investment Advisory Agreement with Rareview Capital LLC
In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 14, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Rareview Capital, LLC (“Rareview”) and the Trust, with respect to Rareview Government Money Market ETF (the “Fund”). In considering the approval of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.
The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the investment advisory agreement between Rareview and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the investment advisory agreement.
Nature, Extent and Quality of Services. The Board noted its familiarity with Rareview as the investment adviser to other series in the Trust. The Board reviewed the business experience of each of the key persons that would service the Fund, noting the portfolio manager’s extensive history in the financial services industry. The Board noted the various services that Rareview would provide for the Fund, including selection of the Fund’s investments according the Fund’s investment objective, policies and restrictions. The Board reviewed Rareview’s practices for monitoring compliance, which included monthly reports. The Board noted that Rareview reported no compliance issues, SEC or regulatory examinations, or any material litigation or administrative actions in the past 36 months. The Board concluded that Rareview had sufficient quality and depth of personnel and resources to perform its duties under the proposed investment advisory agreement in a manner and at a level that was consistent with the Board’s expectations.
Performance. The Board noted that there was no prior performance of the Fund for the Board to evaluate.
Fees and Expenses. The Board discussed the proposed advisory fee of 0.20% and net expense ratio of 0.30% for the Fund. The Board noted that the advisory fee was slightly above the averages of the Fund’s peer group identified by Rareview and Morningstar category of 0.17%, but within the range of each. The Board observed that the Fund’s net expense ratio was below the averages of its peer group and Morningstar category. The Board noted that Rareview intended to have an expense limitation agreement in place with respect to the Fund. The Board considered the services to be provided by Rareview, as well as the costs of providing such services and, after discussion, the Board concluded that the proposed fees were not unreasonable.
Profitability. The Board reviewed the profitability analysis provided by Rareview. The Board observed that Rareview anticipated to earn no profits from its relationship with the Fund during the first year and a reasonable profit during the second year. The Board determined that excessive profitability was not an issue for the Fund at this time.
Economies of Scale. The Board considered whether Rareview would realize economies of scale during the initial period of the investment advisory agreement. The Board noted that Rareview was open to considering breakpoints as the Fund grew in assets.
Conclusion. Having requested and received such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment advisory agreement was in the best interests of the Fund and its future shareholders.

18

RAREVIEW ETFs
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)
PREMIUM/DISCOUNT INFORMATION
The Funds’ website at http://www.rareviewcapital.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.
PROXY VOTING
The Funds’ proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by (i) calling 1-888-783-8637; (ii) visiting each Fund’s respective website at https://rareviewcapital.com/2x-bull- cryptocurrency-precious-metals-etf/ or https://rareviewcapital.com/government-money-market-etf/; or (iii) visiting the Securities and Exchange Commission’s website at http://www.sec.gov.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

19

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)*	/s/ Gregory Skidmore
Gregory Skidmore, Principal Executive Officer

Date	6/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Skidmore
Gregory Skidmore, Principal Executive Officer

Date	6/1/2026

By (Signature and Title)*	/s/ William McCormick
William McCormick, Principal Financial Officer

Date	6/1/2026

* Print the name and title of each signing officer under his or her signature.